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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                     Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Multi-Asset Income Fund

 Schedule of Investments 10/31/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.9%

 Energy - 0.6%

 Oil & Gas Drilling - 0.6%

 100,000

 NR/NR

 Vantage Drilling Co., 7.875%, 9/1/42

 $

 118,000

 Total Energy

 $

 118,000

 Capital Goods - 0.2%

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 50,000

 B-/NR

 Meritor, Inc., 4.625%, 3/1/26 (Step)

 $

 43,312

 Total Capital Goods

 $

 43,312

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 15,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 15,394

 Total Diversified Financials

 $

 15,394

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $156,869)

 $

 176,706

 PREFERRED STOCKS - 1.3%

 Banks - 0.5%

 Regional Banks - 0.5%

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note, 12/31/99 (Perpetual) (144A)

 $

 105,812

 Total Banks

 $

 105,812

 Utilities - 0.8%

 Multi-Utilities - 0.8%

 4,012

 RWE AG

 $

 166,330

 Total Utilities

 $

 166,330

 TOTAL PREFERRED STOCKS

 (Cost $258,991)

 $

 272,142

 Shares

 COMMON STOCKS - 35.9%

 Energy - 3.7%

 Integrated Oil & Gas - 3.0%

 2,520

 Chevron Corp.

 $

 277,729

 4,278

 Eni S.p.A.

 98,076

 1,766

 Royal Dutch Shell Plc

 62,318

 3,681

 Statoil ASA

 90,961

 1,898

 Total SA

 95,559

 $

 624,643

 Oil & Gas Refining & Marketing - 0.7%

 2,719

 Marathon Petroleum Corp. *

 $

 149,355

 Total Energy

 $

 773,998

 Materials - 1.7%

 Diversified Chemicals - 0.2%

 830

 LyondellBasell Industries NV

 $

 44,314

 Diversified Metals & Mining - 1.0%

 3,807

 Freeport-McMoRan Copper & Gold, Inc.

 $

 148,016

 897

 Rio Tinto, Ltd.

 52,748

 $

 200,764

 Gold - 0.5%

 1,911

 Newmont Mining Corp.

 $

 104,245

 Total Materials

 $

 349,323

 Capital Goods - 1.9%

 Heavy Electrical Equipment - 0.2%

 2,040

 ABB, Ltd.

 $

 36,860

 Industrial Conglomerates - 1.7%

 371

 3M Co.

 $

 32,500

 286,601

 Alliance Global Group, Inc.

 103,548

 7,448

 General Electric Co.

 156,855

 534

 Siemens AG

 53,695

 $

 346,598

 Total Capital Goods

 $

 383,458

 Transportation - 1.0%

 Air Freight & Logistics - 0.5%

 2,768

 Oesterreichische Post AG

 $

 106,645

 Highways & Railtracks - 0.5%

 217,400

 Yuexiu Transport Infrastructure, Ltd.

 $

 97,573

 Total Transportation

 $

 204,218

 Automobiles & Components - 0.3%

 Tires & Rubber - 0.3%

 744

 Cie Generale des Etablissements Michelin

 $

 64,103

 Total Automobiles & Components

 $

 64,103

 Consumer Services - 0.3%

 Casinos & Gaming - 0.3%

 109,500

 NagaCorp, Ltd.

 $

 60,741

 Total Consumer Services

 $

 60,741

 Media - 0.2%

 Publishing - 0.2%

 14,000

 Singapore Press Holdings, Ltd.

 $

 46,304

 Total Media

 $

 46,304

 Retailing - 0.2%

 Home Improvement Retail - 0.2%

 680

 The Home Depot, Inc.

 $

 41,738

 Total Retailing

 $

 41,738

 Food & Staples Retailing - 0.2%

 Hypermarkets & Super Centers - 0.2%

 1,892

 Carrefour SA

 $

 45,744

 Total Food & Staples Retailing

 $

 45,744

 Food, Beverage & Tobacco - 2.5%

 Agricultural Products - 0.3%

 4,366

 GrainCorp, Ltd.

 $

 55,311

 Packaged Foods & Meats - 1.1%

 3,677

 Nestle SA

 $

 233,445

 Tobacco - 1.1%

 7,389

 Altria Group, Inc.

 $

 234,970

 Total Food, Beverage & Tobacco

 $

 523,726

 Pharmaceuticals, Biotechnology & Life Sciences - 8.6%

 Pharmaceuticals - 8.6%

 708

 Bayer AG

 $

 61,667

 4,205

 GlaxoSmithKline Plc

 94,105

 5,812

 Johnson & Johnson

 411,607

 3,591

 Merck & Co., Inc.

 163,857

 6,324

 Novartis AG

 381,175

 16,355

 Pfizer, Inc.

 406,749

 521

 Roche Holding AG

 100,290

 1,712

 Sanofi

 150,826

 $

 1,770,276

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,770,276

 Banks - 3.5%

 Diversified Banks - 3.1%

 374,000

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 $

 42,753

 95,744

 China Construction Bank Corp.

 72,080

 289,007

 Industrial & Commercial Bank of China, Ltd.

 190,219

 55,990

 Intesa Sanpaolo S.p.A.

 90,495

 1,481

 National Australia Bank, Ltd.

 39,570

 1,431

 Royal Bank of Canada

 81,469

 902

 The Toronto-Dominion Bank

 73,258

 3,000

 United Overseas Bank, Ltd.

 44,747

 $

 634,591

 Regional Banks - 0.4%

 1,507

 PNC Financial Services Group, Inc.

 $

 87,692

 Total Banks

 $

 722,283

 Diversified Financials - 1.4%

 Specialized Finance - 0.9%

 3,564

 Deutsche Boerse AG

 $

 192,936

 Asset Management & Custody Banks - 0.5%

 2,689

 Ares Capital Corp.

 $

 46,950

 1,802

 The Carlyle Group LP

 46,834

 $

 93,784

 Total Diversified Financials

 $

 286,720

 Insurance - 2.3%

 Multi-line Insurance - 2.1%

 1,543

 Allianz SE

 $

 191,340

 951

 Zurich Insurance Group AG

 234,893

 $

 426,233

 Reinsurance - 0.2%

 324

 Muenchener Rueckversicherungs AG

 $

 52,082

 Total Insurance

 $

 478,315

 Real Estate - 0.7%

 Diversified REIT's - 0.5%

 78

 United Urban Investment Corp.

 $

 93,849

 Real Estate Development - 0.2%

 15,000

 Keppel Land, Ltd.

 $

 41,563

 Total Real Estate

 $

 135,412

 Software & Services - 1.3%

 Systems Software - 1.3%

 9,231

 Microsoft Corp.

 $

 263,407

 Total Software & Services

 $

 263,407

 Technology Hardware & Equipment - 0.8%

 Communications Equipment - 0.2%

 2,725

 Cisco Systems, Inc.

 $

 46,706

 Computer Hardware - 0.2%

 58

 Apple, Inc.

 $

 34,516

 Electronic Components - 0.2%

 2,200

 Hoya Corp.

 $

 44,597

 Office Electronics - 0.2%

 1,300

 Canon, Inc.

 $

 41,829

 Total Technology Hardware & Equipment

 $

 167,648

 Telecommunication Services - 4.0%

 Integrated Telecommunication Services - 4.0%

 3,532

 AT&T, Inc.

 $

 122,172

 2,062

 CenturyLink, Inc.

 79,140

 2,850

 Consolidated Communications Holdings, Inc.

 44,004

 89,000

 PCCW, Ltd.

 35,923

 30,674

 Singapore Telecommunications, Ltd.

 80,681

 344,525

 Telecom Italia S.p.A.

 274,728

 4,250

 Verizon Communications, Inc.

 189,720

 $

 826,368

 Total Telecommunication Services

 $

 826,368

 Utilities - 1.3%

 Electric Utilities - 1.0%

 6,853

 PPL Corp.

 $

 202,712

 Multi-Utilities - 0.3%

 5,464

 National Grid Plc

 $

 62,266

 Total Utilities

 $

 264,978

 TOTAL COMMON STOCKS

 (Cost $7,053,678)

 $

 7,408,760

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.8%

 Banks - 0.8%

 Thrifts & Mortgage Finance - 0.8%

 18,105

 6.50

 BB+/Baa2

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 $

 18,288

 100,000

 BB/NR

 CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)

 100,282

 42,742

 AAA/B1

 Citicorp Residential Mortgage Securities, Inc., 5.703%, 11/25/36 (Step)

 42,635

 6,309

 0.55

 AAA/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 6,100

 $

 167,305

 Total Banks

 $

 167,305

 TOTAL ASSET BACKED SECURITIES

 (Cost $166,657)

 $

 167,305

 COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%

 Banks - 2.7%

 Thrifts & Mortgage Finance - 2.7%

 29,187

 0.39

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 $

 28,247

 34,085

 5.60

 AAA/NR

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 1/25/33

 34,502

 38,077

 5.25

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35

 37,702

 50,000

 5.94

 BB-/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 2/15/51

 52,022

 36,744

 1.62

 BBB-/Ba1

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 32,473

 100,000

 BBB/NR

 Springleaf Mortgage Loan Trust, 5.3%, 12/25/59 (144A)

 99,950

 25,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 25,846

 30,000

 BB-/B2

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 31,291

 42,489

 5.00

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 43,440

 50,000

 5.47

 NR/Baa3

 WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 49,959

 100,000

 5.34

 NR/A2

 WFRBS Commercial Mortgage Trust 2011-C3, Floating Rate Note, 3/15/44 (144A)

 111,880

 $

 547,312

 Total Banks

 $

 547,312

 Diversified Financials - 1.9%

 Other Diversified Financial Services - 1.4%

 16,062

 5.09

 AA-/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 $

 16,153

 100,000

 5.45

 NR/A2

 DBUBS Mortgage Trust, Floating Rate Note, 7/10/44 (144A)

 111,744

 50,000

 BB+/NR

 Morgan Stanley Capital I Trust 2007-IQ13, 5.406%, 3/15/44

 53,088

 100,000

 5.88

 B/NR

 Morgan Stanley Capital I Trust 2007-IQ15, Floating Rate Note, 6/11/49

 108,348

 $

 289,333

 Specialized Finance - 0.3%

 50,000

 5.80

 BB-/NR

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 $

 52,637

 Consumer Finance - 0.0%

 9,259

 5.10

 CCC/NR

 GMAC Mortgage Corp Loan Trust, Floating Rate Note, 5/25/35

 $

 9,163

 Investment Banking & Brokerage - 0.2%

 36,680

 6.13

 BBB/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47 (144A)

 $

 37,665

 Total Diversified Financials

 $

 388,798

 Real Estate - 1.0%

 Mortgage REIT's - 1.0%

 10,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)

 $

 9,669

 100,000

 4.35

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)

 105,643

 50,000

 3.76

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 2/25/45 (144A)

 48,563

 50,000

 4.16

 NR/Baa2

 FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 49,853

 $

 213,728

 Total Real Estate

 $

 213,728

 Government - 0.4%

 Government - 0.4%

 373,558

 NR/NR

 Fannie Mae REMICS, 3.5%, 1/25/29

 $

 22,554

 149,038

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 13,051

 149,165

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 12,558

 89,721

 6.44

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 6/20/38

 10,507

 198,218

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 15,557

 149,262

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 13,054

 $

 87,281

 Total Government

 $

 87,281

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $1,149,736)

 $

 1,237,119

 CORPORATE BONDS - 47.9%

 Energy - 12.6%

 Oil & Gas Drilling - 0.4%

 75,000

 NR/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 $

 75,375

 Oil & Gas Equipment & Services - 1.4%

 100,000

 B+/B1

 American Petroleum Tankers Parent LLC, 10.25%, 5/1/15

 $

 104,500

 75,000

 BB/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 78,469

 100,000

 B-/B3

 Hiland Partners LP, 7.25%, 10/1/20 (144A)

 104,000

 $

 286,969

 Oil & Gas Exploration & Production - 8.8%

 125,000

 B/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 134,688

 125,000

 B-/B3

 Comstock Resources, Inc., 8.375%, 10/15/17

 130,938

 100,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20 (144A)

 110,500

 50,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18 (144A)

 49,500

 75,000

 B-/B2

 Forest Oil Corp., 7.5%, 9/15/20 (144A)

 76,688

 100,000

 CCC+/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 100,000

 50,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

 49,000

 50,000

 CCC+/B3

 Halcon Resources Corp., 9.75%, 7/15/20 (144A)

 52,750

 75,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)

 79,500

 100,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 103,500

 100,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22 (144A)

 101,750

 100,000

 B/B3

 Penn Virginia Corp., 7.25%, 4/15/19

 96,000

 100,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 102,000

 100,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20 (144A)

 103,750

 100,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20 (144A)

 103,000

 50,000

 B-/B3

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 52,750

 50,000

 B/B2

 SandRidge Energy, Inc., 7.5%, 2/15/23 (144A)

 51,750

 95,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 93,812

 125,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 130,000

 100,000

 B-/Caa1

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 102,000

 $

 1,823,876

 Oil & Gas Refining & Marketing - 0.6%

 100,000

 BBB/Baa2

 Valero Energy Corp., 6.625%, 6/15/37

 $

 124,769

 Oil & Gas Storage & Transportation - 0.5%

 100,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.0%, 8/15/42

 $

 108,359

 Coal & Consumable Fuels - 0.9%

 100,000

 B+/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 87,750

 100,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 98,000

 $

 185,750

 Total Energy

 $

 2,605,098

 Materials - 5.4%

 Commodity Chemicals - 0.9%

 100,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 $

 89,750

 100,000

 BB+/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 100,961

 $

 190,711

 Diversified Chemicals - 0.5%

 100,000

 CCC+/Caa1

 INEOS Group Holdings SA, 8.5%, 2/15/16 (144A)

 $

 96,500

 Diversified Metals & Mining - 1.2%

 100,000

 CCC+/Caa1

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 60,000

 100,000

 CCC+/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 82,000

 100,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 108,250

 $

 250,250

 Steel - 1.9%

 100,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

 $

 100,000

 70,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 75,250

 100,000

 B/B3

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 101,500

 100,000

 CCC+/Caa2

 Ryerson, Inc., 9.0%, 10/15/17 (144A)

 102,000

 $

 378,750

 Forest Products - 0.4%

 100,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 85,250

 Paper Products - 0.5%

 100,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 106,000

 Total Materials

 $

 1,107,461

 Capital Goods - 5.9%

 Aerospace & Defense - 0.2%

 50,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 44,000

 Building Products - 1.1%

 100,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 $

 115,974

 100,000

 BB-/B2

 USG Corp., 8.375%, 10/15/18 (144A)

 109,000

 $

 224,974

 Electrical Components & Equipment - 0.5%

 100,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 106,500

 Industrial Conglomerates - 1.1%

 125,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 128,281

 100,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 104,500

 $

 232,781

 Construction & Farm Machinery & Heavy Trucks - 1.1%

 100,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 98,375

 125,000

 CCC+/B2

 Navistar International Corp., 8.25%, 11/1/21

 117,031

 $

 215,406

 Industrial Machinery - 1.2%

 100,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 $

 99,000

 100,000

 B+/B1

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 102,750

 50,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 42,250

 $

 244,000

 Trading Companies & Distributors - 0.7%

 50,000

 B+/B3

 H&E Equipment Services, Inc., 7.0%, 9/1/22 (144A)

 $

 52,000

 100,000

 B-/B3

 TRAC Intermodal LLC, 11.0%, 8/15/19 (144A)

 101,375

 $

 153,375

 Total Capital Goods

 $

 1,221,036

 Commercial Services & Supplies - 0.5%

 Diversified Support Services - 0.5%

 100,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 98,500

 Total Commercial Services & Supplies

 $

 98,500

 Transportation - 0.9%

 Air Freight & Logistics - 0.4%

 100,000

 CCC+/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 86,000

 Airlines - 0.5%

 100,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $

 92,500

 Total Transportation

 $

 178,500

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.5%

 100,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 92,250

 Total Automobiles & Components

 $

 92,250

 Consumer Durables & Apparel - 2.7%

 Homebuilding - 1.9%

 150,000

 CCC/Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 157,312

 100,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 99,880

 50,000

 B/B2

 KB Home, 8.0%, 3/15/20

 55,875

 75,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22

 81,000

 $

 394,067

 Housewares & Specialties - 0.8%

 100,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 $

 101,250

 66,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 68,558

 $

 169,808

 Total Consumer Durables & Apparel

 $

 563,875

 Consumer Services - 1.8%

 Casinos & Gaming - 1.2%

 50,000

 B-/Caa2

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

 $

 37,625

 100,000

 B-/B3

 MGM Resorts International, 6.75%, 10/1/20 (144A)

 99,250

 100,000

 BB/B2

 Seneca Gaming Corp., 8.25%, 12/1/18 (144A)

 105,375

 $

 242,250

 Hotels, Resorts & Cruise Lines - 0.2%

 50,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 51,625

 Education Services - 0.4%

 100,000

 CCC-/B3

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 73,500

 Total Consumer Services

 $

 367,375

 Media - 1.5%

 Broadcasting - 0.9%

 100,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)

 $

 105,250

 100,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 102,250

 $

 207,500

 Movies & Entertainment - 0.5%

 100,000

 B/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 $

 103,500

 Total Media

 $

 311,000

 Retailing - 0.6%

 Specialty Stores - 0.6%

 75,000

 CCC+/Caa1

 Petco Holdings, Inc., 8.5%, 10/15/17 (144A) (PIK)

 $

 75,281

 50,000

 B-/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 51,000

 $

 126,281

 Total Retailing

 $

 126,281

 Food, Beverage & Tobacco - 1.0%

 Packaged Foods & Meats - 0.5%

 100,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 $

 98,500

 Tobacco - 0.5%

 100,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 103,250

 Total Food, Beverage & Tobacco

 $

 201,750

 Health Care Equipment & Services - 4.5%

 Health Care Equipment - 0.5%

 125,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 95,625

 Health Care Services - 1.2%

 100,000

 CCC+/B3

 ExamWorks Group, Inc., 9.0%, 7/15/19

 $

 105,000

 100,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 93,250

 60,000

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)

 61,200

 $

 259,450

 Health Care Facilities - 1.9%

 100,000

 B+/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 105,375

 100,000

 B/B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 106,000

 100,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 98,000

 75,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 77,812

 $

 387,187

 Health Care Technology - 0.9%

 100,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 108,500

 80,000

 CCC+/Caa1

 Truven Health Analytics, Inc., 10.625%, 6/1/20 (144A)

 85,800

 $

 194,300

 Total Health Care Equipment & Services

 $

 936,562

 Pharmaceuticals, Biotechnology & Life Sciences - 1.1%

 Biotechnology - 0.6%

 100,000

 B+/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 92,250

 40,000

 BB-/B3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 42,200

 $

 134,450

 Pharmaceuticals - 0.5%

 100,000

 B-/Caa1

 Sky Growth Acquisition Corp., 7.375%, 10/15/20 (144A)

 $

 99,500

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 233,950

 Banks - 0.4%

 Diversified Banks - 0.4%

 80,000

 BBB-/Ba2

 Societe Generale SA, 8.75%, 10/29/49 (Perpetual)

 $

 81,208

 Total Banks

 $

 81,208

 Diversified Financials - 1.1%

 Other Diversified Financial Services - 0.6%

 100,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/15/49 (Perpetual)

 $

 114,409

 Specialized Finance - 0.5%

 100,000

 BBB/Ba1

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 102,754

 Total Diversified Financials

 $

 217,163

 Insurance - 1.5%

 Insurance Brokers - 1.0%

 100,000

 CCC/Caa2

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

 $

 103,100

 100,000

 CCC+/Caa2

 Hub International, Ltd., 8.125%, 10/15/18 (144A)

 102,750

 $

 205,850

 Multi-line Insurance - 0.5%

 100,000

 BBB-/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 103,500

 Total Insurance

 $

 309,350

 Real Estate - 0.9%

 Diversified REIT's - 0.4%

 100,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 94,750

 Real Estate Operating Companies - 0.5%

 100,000

 B-/B3

 Forest City Enterprises, Inc., 6.5%, 2/1/17

 $

 97,000

 Total Real Estate

 $

 191,750

 Software & Services - 0.6%

 Internet Software & Services - 0.3%

 50,000

 BB-/B1

 j2 Global, Inc., 8.0%, 8/1/20 (144A)

 $

 51,500

 Application Software - 0.3%

 100,000

 CC/Caa2

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 72,000

 Total Software & Services

 $

 123,500

 Semiconductors & Semiconductor Equipment - 0.6%

 Semiconductor Equipment - 0.2%

 70,000

 B+/Caa1

 MEMC Electronic Materials, Inc., 7.75%, 4/1/19

 $

 52,238

 Semiconductors - 0.4%

 100,000

 BB-/B1

 Advanced Micro Devices, Inc., 7.5%, 8/15/22 (144A)

 $

 79,500

 Total Semiconductors & Semiconductor Equipment

 $

 131,738

 Telecommunication Services - 2.4%

 Integrated Telecommunication Services - 1.9%

 77,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $

 77,770

 160,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 184,400

 120,000

 B/Ba3

 Windstream Corp., 7.5%, 6/1/22

 127,200

 $

 389,370

 Wireless Telecommunication Services - 0.5%

 100,000

 B/B2

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 $

 107,500

 Total Telecommunication Services

 $

 496,870

 Utilities - 1.4%

 Gas Utilities - 1.0%

 100,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 108,625

 100,000

 B-/B2

 Ferrellgas LP, 6.5%, 5/1/21

 96,500

 $

 205,125

 Independent Power Producers & Energy Traders - 0.4%

 75,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 $

 81,938

 Total Utilities

 $

 287,063

 TOTAL CORPORATE BONDS

 (Cost $9,552,106)

 $

 9,882,280

 SENIOR FLOATING RATE LOAN INTERESTS - 2.4%

 Capital Goods - 0.5%

 Electrical Components & Equipment - 0.5%

 99,750

 5.50

 NR/NR

 Pelican Products, Inc., Term Loan (First Lien), 8/15/18

 $

 99,501

 Total Capital Goods

 $

 99,501

 Consumer Durables & Apparel - 0.2%

 Housewares & Specialties - 0.2%

 49,750

 4.50

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 $

 50,254

 Total Consumer Durables & Apparel

 $

 50,254

 Consumer Services - 0.3%

 Specialized Consumer Services - 0.3%

 59,700

 3.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 60,272

 Total Consumer Services

 $

 60,272

 Media - 0.3%

 Broadcasting - 0.3%

 59,959

 4.50

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 $

 58,835

 Total Media

 $

 58,835

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 50,000

 5.50

 CCC+/B3

 Springleaf Finance Corp., Initial Term Loan, 5/28/17

 $

 49,375

 Total Diversified Financials

 $

 49,375

 INSURANCE — 0.4%

 Multi-Line Insurance — 0.4%

 75,000

 9.25

 CCC+/B3

 AmWINS Group, Inc., 11/7/19

 $

 75,328

 Total Insurance

 $

 75,328

 Software & Services - 0.5%

 Application Software - 0.5%

 99,243

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 $

 99,656

 Total Software & Services

 $

 99,656

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $483,706)

 $

 493,221

 TEMPORARY CASH INVESTMENTS - 2.0%

 Repurchase Agreements - 2.0%

 410,000

 NR/Aaa

 JPMorgan, Inc., 0.30%, dated 10/31/12, repurchase price of $410,000 plus accrued interest on 11/1/12 collateralized by $418,211 Federal

 National Mortgage Association, 2.5-4.0%, 5/1/22-7/1/30

 $

 410,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $410,000)

 $

 410,000

 TOTAL INVESTMENT IN SECURITIES - 97.2%

 (Cost $19,231,743) (a)

 $

 20,047,533

 OTHER ASSETS & LIABILITIES - 2.8%

 $

 573,393

 TOTAL NET ASSETS - 100.0%

 $

 20,620,926

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 PIK

 Represents a pay-in-kind security.

 REIT

 Real Estate Investment Trust

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Perpetual)

 Security with no stated maturity date.

 (A.D.R.)

 American Depositary Receipts.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2012, the value of these securities amounted to $5,359,335 or 26.0% of total net assets.

 (a)

 At October 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $19,264,830 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 1,135,189

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (352,486)

 Net unrealized gain

 $

 782,703

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
176,706

$
-

$
176,706

 Preferred Stocks

166,330

105,812

-

272,142

 Common Stocks

3,370,315

4,038,445

-

7,408,760

 Asset Backed Securities

-

167,305

-

167,305

 Collateralized Mortgage Obligations

-

1,237,119

-

1,237,119

 Corporate Bonds

-

9,882,280

-

9,882,280

 Senior Floating Rate Loan Interests

-

493,221

-

493,221

 Repurchase Agreements

-

410,000

-

410,000

 Total

$
3,536,645

$
16,510,888

$
-

$
20,047,533

 Other Financial Instruments*

$
72,925

$
(2,317
)

$
-

$
70,608

 * Other financial instruments include foreign exchange contracts and futures contracts.

 Pioneer Government Income Fund

 Schedule of Investments 10/31/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 4.8%

 2,000,000

 1.07

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/27/26 (144A)

 $

 1,971,380

 400,818

 NR/NR

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 443,151

 975,267

 NR/NR

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 1,092,005

 1,209,593

 NR/NR

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 1,352,043

 977,423

 NR/NR

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 1,130,417

 652,693

 NR/NR

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 758,999

 215,532

 NR/NR

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 250,651

 1,182,621

 NR/NR

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 1,382,804

 693,957

 NR/NR

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 813,555

 $

 9,195,005

 TOTAL ASSET BACKED SECURITIES

 (Cost $8,363,542)

 $

 9,195,005

 COLLATERALIZED MORTGAGE OBLIGATIONS - 21.2%

 1,381,242

 3.35

 NR/NR

 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43

 $

 1,487,134

 150,000

 NR/NR

 Fannie Mae REMICS, 4.5%, 6/25/29

 167,163

 59,018

 NR/NR

 Fannie Mae REMICS, 5.69%, 1/25/32

 60,107

 4,991,892

 NR/NR

 Fannie Mae-Aces, 4.92%, 7/25/20

 5,032,715

 6,255,734

 6.30

 NR/NR

 Fannie Mae-Aces, Floating Rate Note, 4/25/19

 6,878,004

 265,000

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/34

 275,452

 17,804

 NR/NR

 Freddie Mac REMICS, 5.0%, 8/15/35

 17,916

 469,355

 NR/NR

 Freddie Mac REMICS, 5.5%, 2/15/33

 475,336

 344,109

 0.61

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 12/15/20

 346,578

 4,241,509

 NR/NR

 Government National Mortgage Association, 2.351%, 6/16/50

 4,316,503

 3,000,000

 AAA/Aaa

 Government National Mortgage Association, 3.025%, 2/16/30

 3,095,052

 490,314

 AAA/Aaa

 Government National Mortgage Association, 4.07%, 11/16/40

 499,956

 170,000

 NR/Aa1

 Government National Mortgage Association, 4.175%, 1/16/38

 180,093

 109,171

 NR/NR

 Government National Mortgage Association, 5.25%, 8/16/35

 129,646

 719,800

 NR/NR

 Government National Mortgage Association, 6.0%, 6/16/32

 807,742

 2,000,000

 4.82

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 1/16/50

 2,238,804

 13,987,246

 0.68

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 582,037

 8,967,502

 1.93

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/52

 730,789

 3,000,000

 5.14

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 12/16/36

 3,291,342

 1,326,451

 5.12

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 12/16/46

 1,405,949

 13,667,414

 1.44

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/16/52

 755,453

 1,788,460

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 156,612

 1,491,647

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 125,585

 250,000

 5.03

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 4/16/38

 260,111

 10,149,821

 1.35

 NR/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/51

 574,805

 10,826,208

 1.46

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 4/16/51

 640,879

 400,000

 5.78

 NR/Aa1

 Government National Mortgage Association, Floating Rate Note, 6/16/32

 427,395

 10,289,919

 1.62

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 6/16/52

 743,858

 1,990,164

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 174,052

 1,741,304

 3.25

 NR/NR

 La Hipotecaria SA de CV, Floating Rate Note, 9/8/39 (144A)

 1,813,677

 1,799,726

 NR/NR

 Vendee Mortgage Trust, 4.25%, 2/15/35

 1,987,770

 861,427

 NR/NR

 Vendee Mortgage Trust, 5.25%, 1/15/32

 998,919

 $

 40,677,434

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $41,289,536)

 $

 40,677,434

 CORPORATE BONDS - 11.8%

 Diversified Financials - 11.5%

 Specialized Finance - 11.5%

 2,000,000

 AA+/Aaa

 Private Export Funding Corp., 2.125%, 7/15/16

 $

 2,109,716

 600,000

 AA+/Aaa

 Private Export Funding Corp., 2.25%, 12/15/17

 639,036

 2,300,000

 AA+/Aaa

 Private Export Funding Corp., 2.8%, 5/15/22

 2,455,294

 4,420,000

 AA+/Aaa

 Private Export Funding Corp., 4.3%, 12/15/21

 5,304,119

 7,000,000

 AA+/Aaa

 Private Export Funding Corp., 4.375%, 3/15/19

 8,344,239

 400,000

 NR/Aaa

 Private Export Funding Corp., 5.0%, 12/15/16

 466,332

 2,155,000

 AA+/Aaa

 Private Export Funding Corp., 5.45%, 9/15/17

 2,612,649

 $

 21,931,385

 Total Diversified Financials

 $

 21,931,385

 Government - 0.3%

 Government - 0.3%

 637,985

 NR/NR

 Helios Leasing I LLC, 2.018%, 5/29/24

 $

 654,087

 Total Government

 $

 654,087

 TOTAL CORPORATE BONDS

 (Cost $20,454,539)

 $

 22,585,472

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.1%

 4,184,705

 AAA/Aaa

 Fannie Mae, 4.0%, 10/1/41

 $

 4,488,288

 195,359

 AAA/Aaa

 Fannie Mae, 4.0%, 9/1/20

 209,659

 68,061

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 73,493

 6,290,658

 AAA/Aaa

 Fannie Mae, 4.5%, 6/1/19

 7,294,862

 3,540,651

 AAA/Aaa

 Fannie Mae, 4.53%, 6/1/19

 4,116,660

 1,976,954

 AAA/Aaa

 Fannie Mae, 4.64%, 11/1/14

 2,093,360

 1,114,806

 AAA/Aaa

 Fannie Mae, 4.989%, 6/1/15

 1,221,731

 224,164

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 245,616

 427,312

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/34

 467,828

 288,967

 AAA/Aaa

 Fannie Mae, 5.0%, 3/1/23

 313,958

 4,114,630

 AAA/Aaa

 Fannie Mae, 5.0%, 4/1/38

 4,489,334

 479,648

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/34

 525,126

 281,192

 AAA/Aaa

 Fannie Mae, 5.0%, 8/1/18

 310,738

 385,446

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/25

 426,078

 74,566

 AAA/Aaa

 Fannie Mae, 5.72%, 11/1/28

 83,985

 74,725

 AAA/Aaa

 Fannie Mae, 5.72%, 6/1/29

 84,177

 67,841

 AAA/Aaa

 Fannie Mae, 5.75%, 3/1/33

 76,768

 38,415

 AAA/Aaa

 Fannie Mae, 5.9%, 11/1/27

 43,362

 51,027

 AAA/Aaa

 Fannie Mae, 5.9%, 2/1/28

 57,598

 101,730

 AAA/Aaa

 Fannie Mae, 5.9%, 4/1/28

 114,831

 510,073

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 575,478

 106,487

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 120,142

 211,365

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 234,835

 432,963

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/47

 482,290

 214,672

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/32

 246,508

 182,886

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 205,964

 24,771

 AAA/Aaa

 Fannie Mae, 7.5%, 4/1/15

 26,103

 16,348

 AAA/Aaa

 Fannie Mae, 7.5%, 6/1/15

 17,290

 26,463

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/15

 28,179

 53,674

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/13

 54,151

 393,362

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 425,883

 365,254

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 395,451

 54,244

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 59,454

 205,877

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 230,984

 453,625

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 499,304

 201,574

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 226,155

 35,022

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/16

 37,536

 31,526

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/16

 33,830

 167,436

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 187,017

 72,923

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 80,380

 589,557

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 651,320

 53,142

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 58,427

 23,748

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 27,542

 76,949

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 86,895

 11,807

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 3/1/14

 12,287

 5,571

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 6,565

 51,499

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/19

 56,479

 97,313

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/18

 103,937

 144,605

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/20

 158,542

 199,021

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/19

 218,266

 145,666

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/19

 159,754

 514,979

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/25

 562,764

 58,422

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/19

 64,108

 198,120

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/19

 217,985

 641,489

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/40

 706,862

 174,656

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/29

 192,785

 173,014

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 188,139

 200,631

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 223,021

 110,370

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 122,479

 75,119

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 82,131

 44,209

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/31

 48,854

 45,788

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/18

 50,063

 264,097

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 293,569

 99,259

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 110,615

 95,155

 AAA/Aaa

 Government National Mortgage Association I, 5.72%, 4/15/29

 105,566

 27,979

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/24

 31,737

 94,948

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 108,265

 123,849

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 141,817

 12,795

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/28

 14,546

 31,485

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 36,068

 81,428

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 93,052

 141,210

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 161,368

 94,850

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 107,797

 122,329

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 139,486

 277,925

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 316,671

 2,773

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/28

 2,771

 25,864

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 29,661

 18,973

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 21,723

 244,226

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/33

 279,091

 222,596

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/37

 252,077

 374,483

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/23

 425,953

 402,468

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 462,375

 540,651

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 621,126

 189,127

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 217,279

 34,671

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 39,697

 155,459

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 178,598

 306,353

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 351,953

 32,188

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 36,874

 175,179

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 199,530

 205,350

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 235,114

 82,792

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 95,103

 326,204

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 371,956

 146,913

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 167,082

 88,383

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 98,155

 79,760

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 88,579

 129,890

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 148,107

 63,238

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 72,404

 50,385

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 57,452

 391,757

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/34

 450,070

 110,766

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/28

 125,601

 53,116

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 60,814

 64,427

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 73,766

 209,232

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/31

 239,690

 153,934

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/34

 174,947

 95,220

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 107,968

 350,498

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 401,957

 493,179

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/38

 558,189

 402,900

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 462,871

 152,245

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 173,978

 67,540

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 77,181

 61,322

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 69,693

 259,166

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 295,515

 52,678

 AAA/Aaa

 Government National Mortgage Association I, 6.25%, 11/15/13

 53,746

 9,737

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/15

 10,150

 61,193

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 72,233

 17,231

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 20,480

 63,716

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/24

 72,763

 44,105

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 51,578

 9,797

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 11,456

 2,788

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 3,307

 145,610

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 172,669

 37,217

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 44,133

 46,847

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/28

 54,220

 44,093

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 51,708

 70,496

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 83,684

 63,813

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 75,846

 45,702

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 54,319

 19,529

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 22,779

 35,840

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 42,598

 44,019

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 51,202

 183,363

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 215,030

 133,371

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 157,862

 36,460

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/17

 39,306

 23,994

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 28,060

 91,785

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 106,395

 163,324

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 194,120

 13,650

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 16,063

 42,328

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 50,309

 59,063

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/33

 69,868

 11,491

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 13,476

 44,901

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 52,276

 31,197

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 36,808

 12,686

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 15,078

 106,199

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 126,223

 45,437

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 54,005

 44,456

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/17

 48,955

 20,063

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/28

 23,207

 31,286

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/29

 36,900

 32,948

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/31

 39,071

 17,480

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/31

 20,633

 23,962

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 28,480

 18,880

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 22,440

 57,481

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/31

 67,820

 25,583

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 30,369

 69,222

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 82,274

 21,044

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/28

 24,741

 19,276

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 22,857

 76,193

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 90,184

 92,980

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 110,055

 32,667

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 38,666

 69,430

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 82,333

 38,202

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 45,072

 64,469

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 76,625

 81,429

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 96,382

 166,472

 AAA/Aaa

 Government National Mortgage Association I, 6.75%, 4/15/26

 195,894

 39,372

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/28

 47,119

 157,202

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/31

 187,380

 26,916

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/16

 29,019

 22,696

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/26

 26,775

 83,375

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/29

 99,701

 25,652

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/31

 30,577

 36,166

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 37,462

 45,611

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 54,468

 77,828

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 93,182

 41,470

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 2/15/28

 49,630

 36,979

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/28

 44,255

 78,623

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/32

 93,506

 47,170

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 56,452

 49,838

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 59,598

 36,351

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 43,330

 67,781

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/32

 80,611

 77,448

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 92,614

 12,814

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 15,274

 48,820

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/27

 57,697

 6,458

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 7,723

 70,278

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/25

 81,987

 26,734

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 31,994

 50,678

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 60,435

 30,117

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/29

 35,193

 54,609

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/23

 63,710

 149,101

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/24

 174,516

 59,813

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 71,296

 74,210

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/23

 87,540

 104,616

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/27

 126,814

 19,224

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 23,399

 18,413

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 11/15/30

 18,983

 5,319

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/25

 5,584

 42,035

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/27

 50,766

 18,292

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 19,380

 16,589

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/23

 19,475

 61,711

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/27

 74,297

 11,635

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/31

 12,682

 33,926

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 4/15/23

 34,676

 2,104

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/24

 2,206

 19,825

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/29

 24,114

 13,402

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/25

 13,864

 1,489

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 1,520

 7,903

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 8,653

 17,014

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 20,278

 7,188

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 7,267

 115,138

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/29

 133,814

 84,574

 AAA/Aaa

 Government National Mortgage Association I, 8.25%, 5/15/20

 91,293

 90

 AAA/Aaa

 Government National Mortgage Association I, 8.5%, 2/15/23

 90

 2,797

 AAA/Aaa

 Government National Mortgage Association I, 8.5%, 8/15/21

 2,840

 14,647

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 1/15/20

 15,370

 2,343

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 12/15/19

 2,752

 441

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 4/15/20

 442

 2,893

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 6/15/22

 3,072

 577

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 9/15/21

 688

 90,467

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 1/20/20

 99,436

 252,384

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 12/20/18

 277,524

 167,922

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 2/20/19

 184,648

 544,056

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/37

 602,731

 73,519

 AAA/Aaa

 Government National Mortgage Association II, 5.72%, 5/20/29

 81,999

 73,861

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 82,289

 73,862

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 82,174

 168,143

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 6/20/33

 187,328

 33,113

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 1/20/28

 36,912

 54,628

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 60,895

 77,717

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 85,516

 55,468

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 5/20/28

 61,432

 149,467

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 7/20/28

 163,298

 211,610

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 1/20/33

 242,175

 54,099

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/31

 61,981

 260,934

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 298,297

 164,197

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 179,696

 155,322

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 6/20/34

 181,446

 40,723

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/17

 44,522

 77,209

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 83,418

 97,998

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 1/20/33

 112,153

 54,990

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 11/20/32

 62,968

 55,210

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 7/20/32

 63,184

 60,560

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 1/20/24

 69,440

 85,324

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 10/20/32

 98,769

 106,019

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/34

 122,327

 30,881

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/31

 35,747

 22,631

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 6/20/31

 26,197

 102,572

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 118,285

 25,289

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 30,547

 19,718

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/31

 23,818

 14,341

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 17,217

 11,083

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 3/20/31

 13,387

 20,989

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 24,898

 44,419

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 6/20/28

 53,139

 48,016

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 7/20/31

 57,999

 45,408

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 8/20/27

 54,104

 12,608

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 12/20/30

 15,646

 21,055

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 5/20/30

 25,737

 7,687

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 6/20/30

 9,539

 21,434

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 7/20/30

 26,156

 22,756

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 8/20/30

 28,239

 17,593

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 3/20/30

 22,373

 44,382

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 4/20/30

 56,440

 84

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/25

 101

 23,078

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/30

 29,348

 26,343

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 6/20/30

 32,563

 10,967

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 11/20/24

 12,135

 6,512

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 3/20/22

 6,804

 1,177

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 4/20/22

 1,200

 3,504

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 9/20/21

 4,175

 2,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.0%, 5/15/42

 2,065,938

 3,125,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 4,036,131

 2,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 2,660,938

 1,900,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 2,540,657

 4,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.625%, 5/31/17

 3,996,564

 3,800,000

 AA+/Aaa

 U.S. Treasury Notes, 0.875%, 12/31/16

 3,846,014

 5,200,000

 AA+/Aaa

 U.S. Treasury Notes, 1.875%, 8/31/17

 5,494,122

 725,000

 AA+/Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 762,893

 2,700,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 2,965,783

 4,000,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/21

 4,547,188

 2,500,000

 AA+/Aaa

 U.S. Treasury Notes, 4.0%, 8/15/18

 2,945,118

 $

 90,336,817

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $84,416,759)

 $

 90,336,817

 SOVEREIGN ISSUES - 7.2%

 1,000,000

 NR/NR

 Financing Corp. Fico, 4/6/18

 $

 926,074

 1,000,000

 NR/NR

 Financing Corp. Fico, 5/11/18

 923,647

 1,312,788

 AA-/Aaa

 New Valley Generation I, 7.299%, 3/15/19

 1,572,064

 1,456,321

 AA-/Aaa

 New Valley Generation III, 4.929%, 1/15/21

 1,664,240

 401,158

 AA+/Aaa

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 447,136

 4,600,000

 AA+/Aaa

 Tennessee Valley Authority, 5.5%, 6/15/38

 6,336,348

 1,500,000

 AA+/NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 1,902,987

 $

 13,772,496

 TOTAL SOVEREIGN ISSUES

 (Cost  $11,751,269)

 $

 13,772,496

 FOREIGN GOVERNMENT BONDS - 4.2%

 4,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 4/26/24

 $

 5,319,724

 2,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 9/18/23

 2,644,916

 $

 7,964,640

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $7,139,740)

 $

 7,964,640

 MUNICIPAL BONDS - 1.8%

 Higher Municipal Education - 1.5%

 100,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 $

 116,285

 400,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 433,116

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 1,210,980

 270,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 308,516

 350,000

 AA+/Aa1

 New York State Dormitory Authority Series C, 5.0%, 7/1/40

 397,201

 200,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 234,422

 210,000

 AA/Aa2

 Pennsylvania State University, 5.0%, 3/1/40

 237,159

 $

 2,937,679

 Municipal Water - 0.1%

 180,000

 AAA/Aaa

 City of Charlotte North Carolina Water & Sewer System Revenue, 5.0%, 7/1/38

 $

 208,220

 Municipal Obligation - 0.2%

 250,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 $

 288,010

 TOTAL MUNICIPAL BONDS

 (Cost $3,045,082)

 $

 3,433,909

 TEMPORARY CASH INVESTMENTS - 1.0%

 Repurchase Agreements - 1.0%

 1,945,000

 NR/Aaa

 JPMorgan, Inc., 0.30%, dated 10/31/12, repurchase price of $1,945,000 plus accrued interest on 11/1/12 collateralized by $1,983,951 Federal

 National Mortgage Association, 2.5-4.0%, 5/1/22-7/1/30

 $

 1,945,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $1,945,000)

 $

 1,945,000

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $178,405,466) (a)

 $

 189,910,773

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 1,695,104

 TOTAL NET ASSETS - 100.0%

 $

 191,605,877

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2012, the value of these securities amounted to $3,785,057 or 2.0% of total net assets.

 (a)

 At October 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $178,574,797 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 12,528,122

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,192,146)

 Net unrealized gain

 $

 11,335,976

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
9,195,005

$
-

$
9,195,005

 Collateralized Mortgage Obligations

-

40,677,434

-

40,677,434

 Corporate Bonds

-

22,585,472

-

22,585,472

 U.S. Government Agency Obligations

-

90,336,817

-

90,336,817

 Municipal bonds

-

3,433,909

-

3,433,909

 Foreign government bonds

-

7,964,640

-

7,964,640

 Sovereign issues

13,772,496

13,772,496

 Repurchase agreement

-

1,945,000

-

1,945,000

 Total

$
-

$
189,910,773

$
-

$
189,910,773

 Other Financial Instruments*

$
(28,140
)

$
-

$
-

$
(28,140
)

 * Other financial instruments include futures contracts

 Pioneer Classic Balanced Fund

 Schedule of Investments 10/31/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.2%

 13,300

 6.50

 A-/A3

 US Bancorp, Floating Rate Note, (Perpetual)

 $

 393,281

 6,000

 6.00

 A-/A3

 US Bancorp, Floating Rate Note,  (Perpetual)

 172,200

 $

 565,481

 Regional Banks - 0.1%

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note, (Perpetual) (144A)

 $

 105,812

 Total Banks

 $

 671,293

 Diversified Financials - 0.0%

 Other Diversified Financial Services - 0.0%

 3,000

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 83,430

 Total Diversified Financials

 $

 83,430

 TOTAL PREFERRED STOCKS

 (Cost $665,778)

 $

 754,723

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 700

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 875,000

 Total Banks

 $

 875,000

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $730,069)

 $

 875,000

 Shares

 COMMON STOCKS - 62.6%

 Energy - 7.5%

 Oil & Gas Drilling - 1.1%

 54,393

 Ensco Plc

 $

 3,145,003

 Oil & Gas Equipment & Services - 0.4%

 31,952

 Halliburton Co.

 $

 1,031,730

 Integrated Oil & Gas - 1.8%

 41,506

 BP Plc (A.D.R.)

 $

 1,780,192

 28,710

 Exxon Mobil Corp.

 2,617,491

 10,157

 Occidental Petroleum Corp.

 801,997

 $

 5,199,680

 Oil & Gas Exploration & Production - 3.2%

 18,777

 Anadarko Petroleum Corp.

 $

 1,292,045

 14,016

 Apache Corp.

 1,159,824

 31,863

 ConocoPhillips

 1,843,275

 28,815

 EQT Corp.

 1,747,053

 46,300

 Marathon Oil Corp.

 1,391,778

 48,070

 Southwestern Energy Co. *

 1,668,029

 $

 9,102,004

 Oil & Gas Refining & Marketing - 0.3%

 15,931

 Phillips 66

 $

 751,306

 Oil & Gas Storage & Transportation - 0.7%

 27,192

 Spectra Energy Corp.

 $

 785,033

 20,454

 Targa Resources Corp.

 1,041,722

 $

 1,826,755

 Total Energy

 $

 21,056,478

 Materials - 3.5%

 Fertilizers & Agricultural Chemicals - 1.1%

 17,002

 Monsanto Co.

 $

 1,463,362

 31,948

 The Mosaic Co.

 1,672,158

 $

 3,135,520

 Specialty Chemicals - 0.6%

 25,011

 Ecolab, Inc.

 $

 1,740,766

 Diversified Metals & Mining - 1.3%

 15,251

 Compass Minerals International, Inc.

 $

 1,202,541

 63,144

 Freeport-McMoRan Copper & Gold, Inc.

 2,455,039

 $

 3,657,580

 Gold - 0.5%

 24,472

 Newmont Mining Corp.

 $

 1,334,948

 Total Materials

 $

 9,868,814

 Capital Goods - 6.5%

 Aerospace & Defense - 1.5%

 55,307

 United Technologies Corp.

 $

 4,322,795

 Construction & Engineering - 0.2%

 15,708

 KBR, Inc.

 $

 437,625

 Electrical Components & Equipment - 0.6%

 23,891

 Rockwell Automation, Inc.

 $

 1,697,694

 Industrial Conglomerates - 1.7%

 20,170

 3M Co.

 $

 1,766,892

 145,785

 General Electric Co.

 3,070,232

 $

 4,837,124

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 6,864

 Cummins, Inc.

 $

 642,333

 Industrial Machinery - 2.3%

 19,439

 Ingersoll-Rand Plc

 $

 914,216

 37,268

 Snap-on, Inc.

 2,881,934

 28,003

 SPX Corp.

 1,920,726

 17,257

 Timken Co.

 681,479

 $

 6,398,355

 Total Capital Goods

 $

 18,335,926

 Transportation - 0.6%

 Air Freight & Logistics - 0.6%

 21,177

 United Parcel Service, Inc. (Class B)

 $

 1,551,215

 Total Transportation

 $

 1,551,215

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.3%

 33,389

 Johnson Controls, Inc.

 $

 859,767

 Automobile Manufacturers - 0.2%

 60,488

 Ford Motor Co.

 $

 675,046

 Total Automobiles & Components

 $

 1,534,813

 Consumer Durables & Apparel - 0.3%

 Apparel, Accessories & Luxury Goods - 0.3%

 13,280

 The Warnaco Group, Inc. *

 $

 937,302

 Total Consumer Durables & Apparel

 $

 937,302

 Consumer Services - 1.6%

 Restaurants - 1.6%

 5,139

 Chipotle Mexican Grill, Inc. *

 $

 1,308,030

 37,736

 McDonald's Corp.

 3,275,485

 $

 4,583,515

 Total Consumer Services

 $

 4,583,515

 Media - 4.4%

 Broadcasting - 0.2%

 18,299

 CBS Corp. (Class B)

 $

 592,888

 Cable & Satellite - 1.9%

 142,526

 Comcast Corp.

 $

 5,346,150

 Movies & Entertainment - 1.5%

 128,745

 Regal Entertainment Group

 $

 1,977,523

 30,895

 The Walt Disney Co.

 1,516,018

 14,359

 Time Warner, Inc.

 623,899

 $

 4,117,440

 Publishing - 0.8%

 131,743

 Gannett Co., Inc.

 $

 2,226,457

 Total Media

 $

 12,282,935

 Retailing - 1.0%

 Home Improvement Retail - 1.0%

 29,784

 Lowe's Companies, Inc.

 $

 964,406

 29,262

 The Home Depot, Inc.

 1,796,102

 $

 2,760,508

 Total Retailing

 $

 2,760,508

 Food & Staples Retailing - 1.6%

 Drug Retail - 1.6%

 47,866

 CVS Caremark Corp.

 $

 2,220,982

 66,030

 Walgreen Co.

 2,326,237

 $

 4,547,219

 Total Food & Staples Retailing

 $

 4,547,219

 Food, Beverage & Tobacco - 3.1%

 Packaged Foods & Meats - 0.7%

 113,909

 DE Master Blenders 1753 NV *

 $

 1,392,342

 22,781

 Hillshire Brands Co.

 592,534

 $

 1,984,876

 Tobacco - 2.4%

 82,880

 Altria Group, Inc.

 $

 2,635,584

 45,570

 Philip Morris International, Inc.

 4,035,679

 $

 6,671,263

 Total Food, Beverage & Tobacco

 $

 8,656,139

 Household & Personal Products - 0.4%

 Household Products - 0.4%

 9,759

 Colgate-Palmolive Co.

 $

 1,024,305

 Total Household & Personal Products

 $

 1,024,305

 Health Care Equipment & Services - 2.2%

 Health Care Distributors - 1.1%

 31,770

 McKesson Corp.

 $

 2,964,459

 Health Care Services - 0.2%

 11,428

 Express Scripts Holding Co. *

 $

 703,279

 Managed Health Care - 0.9%

 44,022

 UnitedHealth Group, Inc.

 $

 2,465,232

 Total Health Care Equipment & Services

 $

 6,132,970

 Pharmaceuticals, Biotechnology & Life Sciences - 6.6%

 Biotechnology - 1.8%

 19,422

 Amgen, Inc.

 $

 1,680,877

 17,607

 Celgene Corp. *

 1,290,945

 16,226

 Gilead Sciences, Inc. *

 1,089,738

 18,231

 Vertex Pharmaceuticals, Inc. *

 879,463

 $

 4,941,023

 Pharmaceuticals - 4.8%

 26,455

 Abbott Laboratories

 $

 1,733,332

 61,588

 Johnson & Johnson

 4,361,662

 137,663

 Pfizer, Inc.

 3,423,679

 63,570

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 2,569,499

 17,334

 Watson Pharmaceuticals, Inc. *

 1,489,857

 $

 13,578,029

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 18,519,052

 Banks - 3.3%

 Diversified Banks - 1.9%

 22,150

 US Bancorp

 $

 735,602

 138,348

 Wells Fargo & Co.

 4,660,944

 $

 5,396,546

 Regional Banks - 0.9%

 44,081

 PNC Financial Services Group, Inc.

 $

 2,565,073

 Thrifts & Mortgage Finance - 0.5%

 91,424

 New York Community Bancorp, Inc.

 $

 1,267,137

 Total Banks

 $

 9,228,756

 Diversified Financials - 3.9%

 Other Diversified Financial Services - 0.6%

 46,992

 Citigroup, Inc.

 $

 1,757,031

 Consumer Finance - 1.5%

 40,512

 Capital One Financial Corp.

 $

 2,437,607

 46,917

 Discover Financial Services

 1,923,597

 $

 4,361,204

 Asset Management & Custody Banks - 1.2%

 52,461

 Ares Capital Corp.

 $

 915,969

 7,149

 Franklin Resources, Inc.

 913,642

 32,458

 Invesco, Ltd.

 789,379

 24,827

 The Carlyle Group LP

 645,254

 $

 3,264,244

 Investment Banking & Brokerage - 0.6%

 13,622

 The Goldman Sachs Group, Inc.

 $

 1,667,197

 Total Diversified Financials

 $

 11,049,676

 Real Estate - 1.0%

 Mortgage REIT's - 0.3%

 49,729

 Annaly Capital Management, Inc.

 $

 802,626

 Residential REIT's - 0.3%

 21,712

 American Campus Communities, Inc.

 $

 983,771

 Specialized REIT's - 0.4%

 60,585

 Chesapeake Lodging Trust

 $

 1,142,027

 Total Real Estate

 $

 2,928,424

 Software & Services - 5.0%

 Internet Software & Services - 2.0%

 18,380

 eBay, Inc. *

 $

 887,570

 7,130

 Google, Inc. *

 4,846,760

 $

 5,734,330

 Application Software - 1.3%

 24,161

 Adobe Systems, Inc. *

 $

 821,474

 17,345

 Citrix Systems, Inc. *

 1,072,094

 74,865

 Nuance Communications, Inc. *

 1,666,495

 $

 3,560,063

 Systems Software - 1.7%

 30,686

 Check Point Software Technologies, Ltd. *

 $

 1,366,448

 113,930

 Microsoft Corp.

 3,250,993

 $

 4,617,441

 Total Software & Services

 $

 13,911,834

 Technology Hardware & Equipment - 3.8%

 Communications Equipment - 1.7%

 80,005

 Qualcomm, Inc.

 $

 4,686,293

 Computer Hardware - 1.9%

 9,130

 Apple, Inc.

 $

 5,433,262

 Computer Storage & Peripherals - 0.2%

 16,548

 SanDisk Corp. *

 $

 691,044

 Total Technology Hardware & Equipment

 $

 10,810,599

 Semiconductors & Semiconductor Equipment - 3.3%

 Semiconductor Equipment - 1.2%

 64,078

 ASML Holding NV (A.D.R.)

 $

 3,522,368

 Semiconductors - 2.1%

 36,629

 Analog Devices, Inc.

 $

 1,432,560

 72,846

 Intel Corp.

 1,575,295

 54,478

 Microchip Technology, Inc.

 1,707,885

 34,849

 Xilinx, Inc.

 1,141,653

 $

 5,857,393

 Total Semiconductors & Semiconductor Equipment

 $

 9,379,761

 Telecommunication Services - 1.8%

 Integrated Telecommunication Services - 1.8%

 84,537

 CenturyLink, Inc.

 $

 3,244,530

 195,303

 Windstream Corp.

 1,863,191

 $

 5,107,721

 Total Telecommunication Services

 $

 5,107,721

 Utilities - 0.7%

 Gas Utilities - 0.3%

 18,924

 ONEOK, Inc.

 $

 895,105

 Multi-Utilities - 0.4%

 29,200

 Ameren Corp.

 $

 960,096

 Total Utilities

 $

 1,855,201

 TOTAL COMMON STOCKS

 (Cost $146,123,694)

 $

 176,063,163

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.2%

 Materials - 0.2%

 Diversified Metals & Mining - 0.0%

 111,085

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 $

 121,601

 Precious Metals & Minerals - 0.1%

 324,583

 AA+/A2

 Credit-Based Asset Servicing and Securitization LLC, 5.334%, 7/25/35 (Step)

 $

 321,224

 Steel - 0.1%

 36,380

 1.56

 AA/Ba3

 CDC Mortgage Capital Trust, Floating Rate Note, 8/25/33

 $

 31,685

 154,411

 AAA/Aaa

 HSBC Home Equity Loan Trust USA 2006-3, 5.63%, 3/20/36 (Step)

 156,128

 $

 187,813

 Total Materials

 $

 630,638

 Banks - 0.6%

 Diversified Banks - 0.1%

 136,286

 0.30

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 $

 133,370

 Thrifts & Mortgage Finance - 0.5%

 110,858

 1.29

 AAA/A1

 Accredited Mortgage Loan Trust, Floating Rate Note, 10/25/34

 $

 100,723

 475,000

 A/B1

 Citicorp Residential Mortgage Securities, Inc., 5.939%, 7/25/36 (Step)

 473,714

 84,773

 0.62

 AAA/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 84,728

 250,000

 AA/NR

 Leaf II Receivables Funding LLC, 4.9%, 2/20/22 (144A)

 249,475

 229,892

 CCC+/C

 Local Insight Media Finance LLC, 5.88%, 10/23/37 (144A)

 91,957

 284,963

 0.47

 AA+/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 280,036

 60,741

 0.61

 AA+/Aa1

 Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35

 60,218

 150,000

 0.34

 CCC/Ba2

 Structured Asset Securities Corp., Floating Rate Note, 3/25/37

 125,798

 $

 1,466,649

 Total Banks

 $

 1,600,019

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.1%

 17,360

 0.65

 AA+/Aa2

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 $

 17,052

 32,737

 NR/NR

 DT Auto Owner Trust 2009-1, 5.92%, 10/15/15 (144A)

 32,784

 57,741

 0.62

 AAA/Aaa

 Home Equity Asset Trust, Floating Rate Note, 11/25/35

 56,989

 122,877

 0.49

 AAA/Aa1

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 120,648

 $

 227,473

 Specialized Finance - 0.3%

 889,875

 BBB+/Baa1

 Dominos Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 $

 991,916

 Total Diversified Financials

 $

 1,219,389

 TOTAL ASSET BACKED SECURITIES

 (Cost $3,412,693)

 $

 3,450,046

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%

 Banks - 2.0%

 Thrifts & Mortgage Finance - 2.0%

 435,975

 NR/Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 $

 443,755

 237,010

 A+/Baa2

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 253,099

 345,160

 NR/Ba2

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 356,090

 96,382

 0.31

 AAA/NR

 Banc of America Funding Corp., Floating Rate Note, 9/26/46 (144A)

 94,635

 168,408

 2.33

 AA+/Baa2

 Bear Sterns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 167,515

 112,616

 AAA/Ba3

 Countrywide Alternative Loan Trust, 5.125%, 3/25/34

 114,238

 240,746

 CCC/Caa2

 Countrywide Alternative Loan Trust, 5.5%, 3/25/35

 193,565

 371,403

 BB-/NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 367,449

 176,664

 5.74

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 2/25/34

 151,166

 292,058

 2.66

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 293,318

 250,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., 3.616%, 11/15/43 (144A)

 274,001

 100,000

 4.65

 AA-/A1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 101,110

 168,667

 2.37

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 174,899

 68,039

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)

 67,315

 48,095

 1.06

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)

 46,699

 151,941

 0.46

 AAA/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 128,481

 282,877

 0.67

 AA+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 277,241

 109,214

 0.79

 AA-/A2

 RAMP Trust, Floating Rate Note, 10/25/31

 78,569

 215,905

 AA-/NR

 Residential Asset Securitization Trust, 5.25%, 11/25/34

 219,531

 315,325

 CCC/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 310,435

 350,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 361,849

 9,401

 2.50

 BBB/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/35

 9,396

 375,000

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.539%, 10/15/45

 391,829

 165,568

 BB-/B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 171,887

 302,173

 2.66

 BBB-/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35

 300,132

 236,600

 2.84

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/36

 234,950

 $

 5,583,154

 Total Banks

 $

 5,583,154

 Diversified Financials - 0.8%

 Other Diversified Financial Services - 0.8%

 184,070

 5.09

 AA-/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 $

 185,110

 102,282

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 104,891

 300,000

 5.57

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 325,712

 51,344

 2.55

 BB/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 50,686

 338,219

 2.55

 B-/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 342,180

 777,035

 NR/B1

 RALI Trust, 5.0%, 9/25/19

 800,140

 198,046

 AAA/NR

 RALI Trust, 6.0%, 10/25/34

 201,997

 13,094

 0.81

 AAA/Ba3

 RALI Trust, Floating Rate Note, 4/25/34

 12,164

 192,405

 2.92

 AA+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 9/25/34

 192,979

 $

 2,215,859

 Total Diversified Financials

 $

 2,215,859

 Real Estate - 0.1%

 Mortgage REIT's - 0.1%

 222,303

 5.50

 CC/Caa1

 Deutsche ALT-A Securities Inc Alternate Loan Trust, Floating Rate Note, 11/25/35

 $

 207,066

 109,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 113,525

 $

 320,591

 Total Real Estate

 $

 320,591

 Government - 0.7%

 Government - 0.7%

 69,579

 NR/NR

 Fannie Mae Benchmark REMIC, 5.45%, 12/25/20

 $

 71,066

 670,191

 NR/NR

 Fannie Mae REMICS, 5.5%, 10/25/32

 686,932

 257,513

 4.79

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 3/25/39

 274,837

 781,569

 NR/NR

 Freddie Mac REMICS, 3.5%, 11/15/25

 858,544

 $

 1,891,379

 Total Government

 $

 1,891,379

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $9,660,868)

 $

 10,010,983

 CORPORATE BONDS - 23.3%

 Energy - 2.5%

 Oil & Gas Drilling - 0.2%

 225,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 289,288

 250,000

 BBB-/Baa3

 Transocean, Inc., 6.375%, 12/15/21

 304,208

 $

 593,496

 Oil & Gas Equipment & Services - 0.2%

 355,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 $

 470,309

 Oil & Gas Exploration & Production - 0.3%

 175,000

 BBB+/Baa1

 Canadian Natural Resources, Ltd., 5.9%, 2/1/18

 $

 211,053

 200,000

 NR/A1

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 231,700

 400,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)

 408,776

 $

 851,529

 Oil & Gas Refining & Marketing - 0.5%

 360,000

 A/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 439,078

 525,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 639,261

 370,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 508,593

 $

 1,586,932

 Oil & Gas Storage & Transportation - 1.3%

 90,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 99,968

 125,000

 BBB/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 139,290

 385,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 503,513

 400,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 434,000

 550,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 670,141

 450,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 532,980

 425,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 500,605

 240,000

 BB/Ba1

 Rockies Express Pipeline LLC, 5.625%, 4/15/20 (144A)

 228,600

 200,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 237,082

 242,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 315,555

 $

 3,661,734

 Total Energy

 $

 7,164,000

 Materials - 1.3%

 Fertilizers & Agricultural Chemicals - 0.2%

 450,000

 BBB/Baa2

 Agrium, Inc., 6.75%, 1/15/19

 $

 562,441

 Industrial Gases - 0.2%

 460,000

 BBB/Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 467,923

 Specialty Chemicals - 0.1%

 310,000

 BBB/Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 384,009

 Construction Materials - 0.0%

 125,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 $

 140,114

 Aluminum - 0.1%

 180,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 196,996

 Diversified Metals & Mining - 0.5%

 450,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 $

 473,615

 350,000

 BBB-/Baa3

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 346,342

 425,000

 A-/Baa2

 Vale Canada, Ltd., 7.2%, 9/15/32

 530,430

 $

 1,350,387

 Steel - 0.2%

 230,000

 BB+/Baa3

 ArcelorMittal, 6.125%, 6/1/18

 $

 229,238

 195,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 209,625

 $

 438,863

 Total Materials

 $

 3,540,733

 Capital Goods - 0.9%

 Building Products - 0.2%

 520,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 $

 603,065

 Industrial Conglomerates - 0.2%

 536,000

 A/A2

 Cargill, Inc., 4.307%, 5/14/21 (144A)

 $

 594,048

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 130,000

 A/Baa1

 Cummins, Inc., 6.75%, 2/15/27

 $

 162,375

 Industrial Machinery - 0.1%

 150,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 177,764

 Trading Companies & Distributors - 0.3%

 875,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 909,046

 Total Capital Goods

 $

 2,446,298

 Transportation - 0.2%

 Airlines - 0.0%

 5,901

 BBB+/Baa2

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 $

 6,314

 91,622

 A-/Baa2

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 98,952

 $

 105,266

 Trucking - 0.2%

 435,000

 BBB-/Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 $

 468,853

 Total Transportation

 $

 574,119

 Automobiles & Components - 0.0%

 Automobile Manufacturers - 0.0%

 55,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 58,790

 70,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 75,020

 $

 133,810

 Total Automobiles & Components

 $

 133,810

 Consumer Durables & Apparel - 0.2%

 Household Appliances - 0.2%

 500,000

 BBB-/Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 507,565

 Total Consumer Durables & Apparel

 $

 507,565

 Consumer Services - 0.4%

 Hotels, Resorts & Cruise Lines - 0.1%

 240,000

 BBB/Baa2

 Marriott International, Inc. Delaware, 3.25%, 9/15/22

 $

 244,252

 Education Services - 0.3%

 250,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 367,362

 300,000

 AAA/Aaa

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 357,210

 250,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 254,408

 $

 978,980

 Total Consumer Services

 $

 1,223,232

 Media - 0.6%

 Broadcasting - 0.3%

 512,000

 BBB+/Baa1

 News America, Inc., 7.3%, 4/30/28

 $

 668,349

 Cable & Satellite - 0.3%

 125,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 148,715

 80,000

 BBB+/Baa1

 Comcast Corp., 5.3%, 1/15/14

 84,532

 400,000

 BBB/Baa2

 Time Warner Cable, Inc., 5.0%, 2/1/20

 470,868

 100,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 135,204

 50,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 68,720

 $

 908,039

 Total Media

 $

 1,576,388

 Retailing - 0.2%

 Internet Retail - 0.2%

 425,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 469,256

 Total Retailing

 $

 469,256

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 188,098

 BBB+/Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 204,551

 119,802

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 142,885

 $

 347,436

 Total Food & Staples Retailing

 $

 347,436

 Food, Beverage & Tobacco - 0.4%

 Brewers - 0.0%

 55,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 74,615

 Soft Drinks - 0.1%

 200,000

 BBB/A3

 Coca-Cola Enterprises, Inc., 4.5%, 9/1/21

 $

 230,017

 Agricultural Products - 0.2%

 410,000

 BBB-/Ba1

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 442,611

 Packaged Foods & Meats - 0.1%

 250,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22 (144A)

 $

 271,056

 Total Food, Beverage & Tobacco

 $

 1,018,299

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 230,000

 BBB+/Baa3

 Express Scripts Holding Co., 3.125%, 5/15/16

 $

 244,878

 Managed Health Care - 0.0%

 100,000

 A-/Baa2

 WellPoint, Inc., 3.3%, 1/15/23

 $

 103,438

 Total Health Care Equipment & Services

 $

 348,316

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 285,000

 AA-/A2

 Genzyme Corp., 3.625%, 6/15/15

 $

 306,453

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 306,453

 Banks - 2.9%

 Diversified Banks - 0.8%

 270,000

 A+/A2

 Barclays Bank Plc, 5.2%, 7/10/14

 $

 288,683

 705,000

 BBB+/Baa3

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 769,988

 200,000

 AA/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 216,301

 200,000

 A+/Aa3

 HSBC Holdings Plc, 4.875%, 1/14/22

 232,258

 250,000

 B+/Caa1

 Kazkommertsbank JSC, 8.0%, 11/3/15 (144A)

 233,750

 250,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 252,100

 250,000

 6.38

 A-/A2

 Northgroup Preferred Capital Corp., Floating Rate Note, 1/29/49 (Perpetual) (144A)

 257,855

 $

 2,250,935

 Regional Banks - 2.1%

 138,000

 A-/A2

 BB&T Corp., 1.6%, 8/15/17

 $

 140,479

 250,000

 A-/A2

 BB&T Corp., 5.7%, 4/30/14

 268,622

 265,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 271,845

 250,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 291,049

 875,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.8%, 7/1/14

 940,992

 250,000

 BBB+/Baa1

 KeyCorp, 6.5%, 5/14/13

 257,746

 450,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 530,478

 1,000,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 1,035,704

 1,100,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 1,268,509

 850,000

 BBB-/Baa2

 Sovereign Bank, 8.75%, 5/30/18

 986,873

 $

 5,992,297

 Total Banks

 $

 8,243,232

 Diversified Financials - 5.3%

 Other Diversified Financial Services - 1.4%

 290,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 321,673

 250,000

 AA+/A1

 General Electric Capital Corp., 5.625%, 9/15/17

 296,554

 420,000

 AA+/A1

 General Electric Capital Corp., 6.75%, 3/15/32

 558,655

 200,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 3.5%, 9/13/17 (144A)

 211,387

 100,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 110,315

 2,050,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)

 2,361,046

 $

 3,859,630

 Specialized Finance - 0.4%

 240,000

 BBB-/Baa3

 Banque PSA Finance SA, 5.75%, 4/4/21 (144A)

 $

 230,921

 600,000

 BBB/Ba1

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 616,525

 150,000

 BBB+/Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 162,069

 $

 1,009,515

 Consumer Finance - 1.2%

 250,000

 A-/A2

 American Express Credit Corp., 2.75%, 9/15/15

 $

 263,542

 260,000

 A+/A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 274,358

 360,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 479,155

 500,000

 BB+/Baa3

 Ford Motor Credit Co. LLC, 3.875%, 1/15/15

 521,226

 1,000,000

 BB+/Baa3

 Ford Motor Credit Co. LLC, 4.25%, 2/3/17

 1,066,076

 200,000

 BBB+/Baa2

 Hyundai Capital America, 4.0%, 6/8/17 (144A)

 216,202

 265,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 276,734

 375,000

 CCC/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 330,000

 $

 3,427,293

 Asset Management & Custody Banks - 0.2%

 210,000

 A/A3

 Ameriprise Financial, Inc., 5.3%, 3/15/20

 $

 248,282

 100,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 105,320

 220,000

 A+/A1

 State Street Corp., 4.3%, 5/30/14

 232,927

 $

 586,529

 Investment Banking & Brokerage - 2.1%

 1,060,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 837,824

 550,000

 BBB/Baa3

 Jefferies Group, Inc., 5.125%, 4/13/18

 565,125

 385,000

 BBB/Baa3

 Jefferies Group, Inc., 6.875%, 4/15/21

 420,612

 250,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 275,375

 250,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 272,725

 235,000

 BBB/A3

 Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)

 277,606

 200,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.45%, 2/5/13

 202,434

 750,000

 A-/Baa1

 Morgan Stanley, 4.0%, 9/22/20 (Step)

 760,636

 500,000

 A-/Baa1

 Morgan Stanley, 5.0%, 8/31/25 (Step)

 499,624

 250,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 276,018

 250,000

 BBB/Baa2

 Raymond James Financial, Inc., 5.625%, 4/1/24

 277,554

 825,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 847,762

 500,000

 A/A2

 The Charles Schwab Corp., 4.95%, 6/1/14

 533,370

 $

 6,046,665

 Total Diversified Financials

 $

 14,929,632

 Insurance - 3.2%

 Insurance Brokers - 0.1%

 250,000

 BBB-/Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 281,702

 Life & Health Insurance - 1.1%

 150,000

 A-/A3

 Aflac, Inc., 8.5%, 5/15/19

 $

 203,830

 420,000

 BBB/Baa2

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 517,304

 160,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 211,870

 280,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 280,000

 365,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 549,325

 220,000

 BBB+/A3

 Principal Financial Group, Inc., 3.3%, 9/15/22

 224,911

 335,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 405,531

 275,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 276,177

 250,000

 A/Baa2

 Prudential Financial, Inc., 4.5%, 11/16/21

 279,764

 150,000

 5.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 157,875

 $

 3,106,587

 Multi-line Insurance - 0.8%

 250,000

 BBB-/Baa3

 Genworth Financial, Inc., 4.95%, 10/1/15

 $

 260,768

 350,000

 BBB-/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 362,250

 250,000

 BBB-/Baa3

 Genworth Financial, Inc., 7.625%, 9/24/21

 262,948

 500,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 540,586

 630,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 623,700

 200,000

 A+/A2

 Loews Corp., 5.25%, 3/15/16

 224,036

 $

 2,274,288

 Property & Casualty Insurance - 0.5%

 280,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 $

 306,727

 250,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 259,725

 200,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 215,000

 400,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 469,051

 100,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 123,320

 $

 1,373,823

 Reinsurance - 0.7%

 260,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 $

 266,510

 250,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 260,075

 450,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 492,091

 275,000

 A-/Baa1

 Reinsurance Group of America, Inc., 6.45%, 11/15/19

 325,415

 265,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 268,113

 240,000

 BBB+/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 320,555

 $

 1,932,759

 Total Insurance

 $

 8,969,159

 Real Estate - 2.0%

 Diversified REIT's - 0.3%

 140,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 150,355

 60,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 69,806

 250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 277,696

 285,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 321,420

 $

 819,277

 Office REIT's - 0.4%

 110,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 119,087

 65,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 67,847

 250,000

 A-/Baa2

 Boston Properties LP, 3.85%, 2/1/23

 269,656

 85,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 91,492

 500,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 522,290

 50,000

 BBB/Baa2

 Mack-Cali Realty LP, 7.75%, 8/15/19

 62,254

 $

 1,132,626

 Retail REIT's - 0.3%

 245,000

 BBB-/Baa3

 DDR Corp., 7.5%, 4/1/17

 $

 295,623

 435,000

 BBB/Baa2

 Tanger Properties LP, 6.15%, 11/15/15

 494,237

 $

 789,860

 Specialized REIT's - 0.9%

 50,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 55,036

 700,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 803,077

 210,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 240,441

 250,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 267,084

 475,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 512,311

 382,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 436,211

 270,000

 BBB/Baa2

 Ventas Realty LP, 4.75%, 6/1/21

 300,661

 $

 2,614,821

 Diversified Real Estate Activities - 0.1%

 235,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 $

 289,124

 Total Real Estate

 $

 5,645,708

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 44,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 44,000

 Total Software & Services

 $

 44,000

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 185,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 222,977

 Total Semiconductors & Semiconductor Equipment

 $

 222,977

 Telecommunication Services - 1.6%

 Integrated Telecommunication Services - 1.1%

 360,000

 A-/A2

 AT&T, Inc., 2.95%, 5/15/16

 $

 386,284

 350,000

 A-/A3

 France Telecom SA, 4.375%, 7/8/14

 370,562

 225,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 236,842

 340,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 352,718

 300,000

 BBB/Baa2

 Telecom Italia Capital SA, 5.25%, 11/15/13

 309,000

 500,000

 BBB/Baa2

 Telecom Italia Capital SA, 7.175%, 6/18/19

 573,750

 350,000

 BBB/Baa2

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 355,688

 300,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 324,000

 150,000

 A-/A3

 Verizon Communications, Inc., 8.75%, 11/1/18

 209,298

 $

 3,118,142

 Wireless Telecommunication Services - 0.5%

 240,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 274,254

 250,000

 NR/A2

 Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)

 285,504

 140,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 170,334

 500,000

 A-/A3

 Vodafone Group Plc, 5.375%, 1/30/15

 552,592

 $

 1,282,684

 Total Telecommunication Services

 $

 4,400,826

 Utilities - 1.2%

 Electric Utilities - 0.7%

 225,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 276,658

 270,000

 BBB+/Baa1

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 285,760

 132,231

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 125,791

 48,600

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 42,282

 200,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 219,000

 200,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)

 221,611

 125,000

 BBB/Baa1

 Nevada Power Co., 6.5%, 8/1/18

 158,729

 103,981

 NR/WR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 105,021

 275,000

 BBB-/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 333,477

 250,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 298,215

 $

 2,066,544

 Gas Utilities - 0.1%

 250,000

 A+/Aa3

 Southern California Gas Co., 5.125%, 11/15/40

 $

 315,188

 Multi-Utilities - 0.3%

 615,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 694,786

 Independent Power Producers & Energy Traders - 0.1%

 90,908

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 97,282

 223,000

 BB+/Ba2

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 229,690

 $

 326,972

 Total Utilities

 $

 3,403,490

 TOTAL CORPORATE BONDS

 (Cost $57,672,257)

 $

 65,514,929

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.4%

 90,111

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 $

 97,302

 1,393,972

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 1,511,075

 25,115

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 27,385

 78,117

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/18

 86,325

 202,252

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/37

 220,671

 360,479

 AAA/Aaa

 Fannie Mae, 5.5%, 10/1/35

 397,577

 53,092

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/34

 59,270

 243,680

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 268,757

 233,661

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 257,708

 16,184

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 17,487

 213,913

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/23

 232,842

 18,031

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/34

 19,910

 234,066

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/37

 256,691

 900,583

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/38

 987,636

 11,019

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 12,180

 25,891

 AAA/Aaa

 Fannie Mae, 5.5%, 8/1/14

 26,548

 10,029

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 10,860

 9,677

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 10,970

 168,835

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/37

 187,582

 82,396

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/33

 93,605

 95,884

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 106,530

 10,460

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 11,883

 9,919

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 11,269

 3,359

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 3,807

 996

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 1,048

 24,506

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 28,102

 39,537

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/21

 44,561

 40,958

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 47,630

 84,168

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/32

 96,968

 6,854

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 7,912

 54,323

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/32

 62,334

 119,168

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 141,476

 57,152

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 64,364

 1,660

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 2,052

 4,417

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 5,352

 834

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/30

 860

 8,628

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 10,653

 1,912

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 2,213

 601

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 739

 455

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 530

 667

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 822

 111,866

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 121,674

 284,581

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 308,108

 25,898

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 27,793

 93,448

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 102,306

 130,054

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 143,151

 191,002

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 210,235

 78,278

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 87,824

 40,172

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 46,179

 76,554

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 86,450

 120,643

 2.64

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35

 129,137

 190,549

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 209,536

 180,497

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 198,482

 506,878

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 8/15/19

 559,603

 34,382

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 38,219

 34,525

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 38,475

 48,462

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 55,380

 366

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 383

 336

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/13

 342

 57,974

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 66,105

 454,456

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/38

 515,384

 41,900

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 48,999

 67,022

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 79,317

 84,898

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 99,905

 63,541

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 75,587

 61,058

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 72,571

 4,450

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 5,326

 884

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 1,058

 6,067

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 1/15/30

 6,272

 3,625

 AAA/Aaa

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,701

 108,437

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 2/20/34

 120,809

 220,082

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/35

 244,229

 129,061

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 11/20/28

 148,832

 4,633

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 9/20/29

 5,639

 500,000

 AA+/NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 634,329

 1,020,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 1,422,422

 525,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 756,656

 100,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 109,844

 1,750,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 1,983,516

 550,000

 AA+/Aaa

 U.S. Treasury Notes, 3.375%, 11/15/19

 633,746

 300,000

 AA+/Aaa

 U.S. Treasury Notes, 3.625%, 2/15/20

 351,305

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $13,622,880)

 $

 15,182,315

 FOREIGN GOVERNMENT BONDS - 0.1%

 EURO

 225,000

 NR/Aaa

 France Government Bond OAT, 4.0%, 4/25/14

 $

 308,306

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $352,358)

 $

 308,306

 MUNICIPAL BONDS - 1.6%

 Municipal Airport - 0.3%

 250,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 282,378

 400,000

 BBB/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 425,992

 $

 708,370

 Municipal General - 0.1%

 100,000

 BBB-/Baa3

 Central Texas Regional Mobility Authority, 0.0%, 1/1/25

 $

 57,299

 270,000

 AA/Aa1

 State of Ohio, 3.0%, 6/15/15

 283,416

 $

 340,715

 Higher Municipal Education - 0.5%

 600,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 $

 726,588

 100,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 119,595

 550,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 644,660

 $

 1,490,843

 Municipal Medical - 0.0%

 100,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 3.685%, 2/15/47

 $

 97,884

 Municipal Power - 0.1%

 250,000

 AA-/Aa1

 Energy Northwest, 5.0%, 7/1/35

 $

 289,858

 Municipal Obligation - 0.6%

 1,000,000

 A-/A1

 State of California, 5.45%, 4/1/15

 $

 1,100,920

 420,000

 A-/A1

 State of California, 6.2%, 3/1/19

 498,490

 $

 1,599,410

 TOTAL MUNICIPAL BONDS

 (Cost $4,141,375)

 $

 4,527,080

 SENIOR FLOATING RATE LOAN INTERESTS - 0.7%

 Transportation - 0.1%

 Trucking - 0.1%

 174,322

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 $

 175,739

 Total Transportation

 $

 175,739

 Automobiles & Components - 0.2%

 Automobile Manufacturers - 0.2%

 493,750

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 505,818

 Total Automobiles & Components

 $

 505,818

 Consumer Services - 0.1%

 Casinos & Gaming - 0.1%

 200,000

 0.00

 BBB-/NR

 Penn National Gaming, Inc., Term B Facility Loan, 7/14/18

 $

 201,250

 245,865

 2.97

 BBB-/Ba1

 Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15

 245,326

 $

 446,576

 Total Consumer Services

 $

 446,576

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 295,500

 5.00

 NR/Baa1

 Kasima LLC, Incremental Term Loan, 3/25/17

 $

 296,608

 Total Diversified Financials

 $

 296,608

 Software & Services - 0.0%

 Application Software - 0.0%

 138,331

 9.50

 CCC+/B1

 Allen Systems Group, Inc., Term B Loan, 11/22/15

 $

 132,625

 Total Software & Services

 $

 132,625

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 491,259

 4.25

 BB/Ba3

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 $

 495,558

 Total Technology Hardware & Equipment

 $

 495,558

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $2,028,868)

 $

 2,052,924

 TEMPORARY CASH INVESTMENTS - 0.1%

 Certificate of Deposit - 0.1%

 250,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A. New York NY, 2.375%, 12/21/12

 $

 250,002

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $248,872)

 $

 250,002

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $238,659,712) (a)

 $

 278,989,471

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 2,255,234

 TOTAL NET ASSETS - 100.0%

 $

 281,244,705

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2012, the value of these securities amounted to $20,451,751 or 7.3% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At October 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $238,806,064 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 45,448,566

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (5,265,159)

 Net unrealized gain

 $

 40,183,407

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset backed securities

$
-

$
3,450,046

$
-

$
3,450,046

 Collateralized mortgage obligations

-

10,010,983

-

10,010,983

 Corporate bonds

-

65,514,929

-

65,514,929

 Municipal bonds

-

4,527,080

-

4,527,080

 U.S. government and agency obligations

-

15,182,315

-

15,182,315

 Common stocks

176,063,163

-

-

176,063,163

 Preferred stocks

754,723

-

-

754,723

 Convertible preferred stocks

875,000

 Foreign government bonds

-

308,306

-

308,306

 Senior Floating Rate Loan Interests

-

2,052,924

-

2,052,924

 Temporary cash investments

-

250,002

-

250,002

 Total

$
177,692,886

$
101,296,585

$
-

$
278,989,471

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust IV By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date December 28, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date December 28, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date December 28, 2012 * Print the name and title of each signing officer under his or her signature.